Unproved Mineral Properties: Schedule of Unproved Mineral Properties (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Mineral claims, balance	$ 872,789	$ 852,611	$ 796,828
Mineral claims, additions / payments	(31,500)	58,054
Mineral claims, property taxes	70,548	80,888
Mineral claims, write-down	(18,870)	(83,159)
Farellon Project
Mineral claims, balance	634,227	634,310	594,722
Mineral claims, additions / payments		13,142
Mineral claims, property taxes	12,787	26,446
Mineral claims, write-down	(12,870)
Perth Project
Mineral claims, balance	59,813	75,346	19,371
Mineral claims, additions / payments	(37,500)	20,031
Mineral claims, property taxes	21,967	35,944
Mateo Project
Mineral claims, balance	178,749	142,955	122,329
Mineral claims, additions / payments		15,634
Mineral claims, property taxes	35,794	4,992
Veta Negra Project
Mineral claims, balance			58,480
Mineral claims, additions / payments		9,247
Mineral claims, property taxes		13,506
Mineral claims, write-down		(81,233)
Generative Claims
Mineral claims, balance			1,926
Mineral claims, additions / payments	6,000
Mineral claims, write-down	$ (6,000)	$ (1,926)